Annual Fund Operating Expenses - Thornburg Premium Income Builder ETF [Member]	May 22, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for its first full fiscal year.